Consolidated Statements of Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue from related parties	$ 1,939	$ 38,809	$ 27,444